Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Total Payments
Total	$ 47,446,743	$ 47,446,743
UNITED STATES | U.S. Federal Government [Member]
Total	$ 47,446,743	$ 47,446,743